PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 97.9%
Common Stocks 95.1%
Brazil 3.3%
B3 SA - Brasil Bolsa Balcao	63,600	$120,691
Banco Bradesco SA	8,801	16,656
Banco BTG Pactual SA, UTS	3,600	20,063
Banco do Brasil SA	23,000	109,017
BB Seguridade Participacoes SA	7,600	50,120
Centrais Eletricas Brasileiras SA	5,900	36,466
CPFL Energia SA	21,400	125,674
Embraer SA*	3,500	35,862
Engie Brasil Energia SA	6,600	41,696
Petroleo Brasileiro SA	18,900	134,699
PRIO SA*	2,400	16,838
Sao Martinho SA	5,000	19,233
Vale SA	29,932	277,089
WEG SA	19,300	182,992
XP, Inc. (Class A Stock)	8,200	111,930
		1,299,026
Chile 1.1%
Banco de Chile	720,850	89,239
Enel Americas SA	762,533	68,603
Enel Chile SA	2,735,263	162,571
Falabella SA	35,266	133,559
		453,972
China 27.0%
Agricultural Bank of China Ltd. (Class H Stock)	416,000	229,118
Alibaba Group Holding Ltd.	72,700	891,773
Aluminum Corp. of China Ltd. (Class H Stock)	112,000	72,090
Anhui Conch Cement Co. Ltd. (Class H Stock)	6,500	17,523
Bank of China Ltd. (Class H Stock)	662,000	342,471
Bank of Hangzhou Co. Ltd. (Class A Stock)	30,800	62,228
Bank of Nanjing Co. Ltd. (Class A Stock)	46,000	67,200
Bosideng International Holdings Ltd.	268,000	129,729
BYD Co. Ltd. (Class H Stock)	3,000	105,421
Chifeng Jilong Gold Mining Co. Ltd. (Class A Stock)	19,800	49,108
China CITIC Bank Corp. Ltd. (Class H Stock)	201,000	143,568
China Construction Bank Corp. (Class H Stock)	718,000	584,248
China Feihe Ltd., 144A	97,000	66,767
China Hongqiao Group Ltd.	71,500	120,200
China Merchants Bank Co. Ltd. (Class H Stock)	16,000	88,001
China Pacific Insurance Group Co. Ltd. (Class H Stock)	71,400	212,685

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
China Resources Mixc Lifestyle Services Ltd., 144A	13,200	$49,982
China Resources Power Holdings Co. Ltd.	20,000	44,481
China Taiping Insurance Holdings Co. Ltd.	44,200	65,979
China XD Electric Co. Ltd. (Class A Stock)	21,700	21,654
CMOC Group Ltd. (Class H Stock)	57,000	42,110
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	2,800	99,023
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)	29,000	43,524
Dong-E-E-Jiao Co. Ltd. (Class A Stock)	7,200	59,873
Geely Automobile Holdings Ltd.	31,000	57,393
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	10,500	64,601
Haier Smart Home Co. Ltd. (Class H Stock)	12,600	41,675
Haitian International Holdings Ltd.	3,000	7,976
Hangzhou GreatStar Industrial Co. Ltd. (Class A Stock)	7,300	32,186
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. (Class A Stock)	16,800	42,659
Hengan International Group Co. Ltd.	15,000	41,064
Hengtong Optic-electric Co. Ltd. (Class A Stock)	18,300	39,236
Huaibei Mining Holdings Co. Ltd. (Class A Stock)	8,000	15,457
Huaneng Power International, Inc. (Class H Stock)	62,000	32,533
Industrial & Commercial Bank of China Ltd. (Class H Stock)	631,000	429,507
JD.com, Inc., ADR	11,100	451,992
Jinduicheng Molybdenum Co. Ltd. (Class A Stock)	22,100	31,818
Kingsoft Corp. Ltd.	31,000	156,718
Kweichow Moutai Co. Ltd. (Class A Stock)	100	19,707
Meihua Holdings Group Co. Ltd. (Class A Stock)	27,000	37,120
Meituan (Class B Stock), 144A*	30,760	585,441
Midea Group Co. Ltd. (Class A Stock)	2,000	20,241
NetEase, Inc.	3,400	69,888
NetEase, Inc., ADR	1,900	195,415
Ningbo Deye Technology Co. Ltd. (Class A Stock)	700	8,124
Ningbo Orient Wires & Cables Co. Ltd. (Class A Stock)	2,500	18,075
Ningbo Sanxing Medical Electric Co. Ltd. (Class A Stock)	8,900	37,040
PDD Holdings, Inc., ADR*	1,100	123,101
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	291,000	148,929
Ping An Bank Co. Ltd. (Class A Stock)	24,100	37,861
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	55,500	312,503
Pop Mart International Group Ltd., 144A	18,400	223,161
Qifu Technology, Inc., ADR	1,500	59,850
Satellite Chemical Co. Ltd. (Class A Stock)	5,400	14,814
Seres Group Co. Ltd. (Class A Stock)	1,700	31,026
Shandong Himile Mechanical Science & Technology Co. Ltd. (Class A Stock)	8,800	62,319
Shandong Nanshan Aluminum Co. Ltd. (Class A Stock)	45,500	25,349

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	49,500	$72,209
Shanxi Coal International Energy Group Co. Ltd. (Class A Stock)	39,200	59,230
Shenergy Co. Ltd. (Class A Stock)	47,400	56,405
Sinopharm Group Co. Ltd. (Class H Stock)	18,000	47,605
Sinotruk Hong Kong Ltd.	14,500	42,259
Sungrow Power Supply Co. Ltd. (Class A Stock)	5,420	53,448
Tencent Holdings Ltd.	36,500	1,920,456
Tianshan Aluminum Group Co. Ltd. (Class A Stock)	35,400	44,500
Trip.com Group Ltd.*	4,650	326,589
Vipshop Holdings Ltd., ADR	2,400	34,488
Western Mining Co. Ltd. (Class A Stock)	23,800	56,954
Xiaomi Corp. (Class B Stock), 144A*	77,000	385,929
Yum China Holdings, Inc.	2,300	106,375
Yunnan Aluminium Co. Ltd. (Class A Stock)	26,700	60,571
Yunnan Yuntianhua Co. Ltd. (Class A Stock)	19,400	61,240
Yutong Bus Co. Ltd. (Class A Stock)	17,200	67,050
Zhejiang China Commodities City Group Co. Ltd. (Class A Stock)	35,100	61,877
Zhejiang Chint Electrics Co. Ltd. (Class A Stock)	18,800	56,952
Zhejiang NHU Co. Ltd. (Class A Stock)	12,600	38,814
Zijin Mining Group Co. Ltd. (Class H Stock)	22,000	41,590
		10,678,076
Colombia 0.0%
Bancolombia SA	1,330	13,822
Czech Republic 0.1%
Moneta Money Bank A/S, 144A	4,590	25,931
Greece 0.7%
Eurobank Ergasias Services & Holdings SA	33,132	82,920
National Bank of Greece SA	2,467	21,378
OPAP SA	6,516	111,777
Piraeus Financial Holdings SA	9,764	44,177
		260,252
India 16.2%
ABB India Ltd.	178	12,032
Aditya Birla Sun Life Asset Management Co. Ltd.	4,925	38,727
Alkem Laboratories Ltd.	1,584	92,459
Apollo Hospitals Enterprise Ltd.	99	7,764
Bharat Electronics Ltd.	48,771	163,795
BSE Ltd.	187	11,387

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
India (cont’d.)
Cipla Ltd.	14,202	$242,007
Coal India Ltd.	15,896	72,342
Colgate-Palmolive India Ltd.	1,908	62,064
Computer Age Management Services Ltd.	841	34,792
Cummins India Ltd.	4,620	154,846
Divi’s Laboratories Ltd.	341	21,940
Dixon Technologies India Ltd.	516	88,814
DLF Ltd.	3,876	33,171
Doms Industries Ltd.	460	13,132
Dr. Reddy’s Laboratories Ltd.	1,071	15,029
GAIL India Ltd.	44,732	90,907
GE Vernova T&D India Ltd.	595	12,202
HCL Technologies Ltd.	14,821	294,126
HDFC Asset Management Co. Ltd., 144A	4,426	197,172
HDFC Bank Ltd.	15,082	295,206
Hindalco Industries Ltd.	24,459	167,058
Hindustan Aeronautics Ltd.	4,891	221,216
ICICI Bank Ltd.	10,606	152,626
Indian Hotels Co. Ltd. (The)	11,224	98,719
Indian Railway Catering & Tourism Corp. Ltd.	3,936	37,214
Infosys Ltd.	8,890	193,440
Infosys Ltd., ADR(a)	17,700	388,515
InterGlobe Aviation Ltd., 144A*	236	11,720
Just Dial Ltd.*	5,304	54,400
Kfin Technologies Ltd.	1,144	14,329
Lupin Ltd.	7,229	173,170
Mahindra & Mahindra Ltd.	1,427	49,043
Mankind Pharma Ltd.*	2,766	77,461
Maruti Suzuki India Ltd.	875	123,964
Medplus Health Services Ltd.*	4,524	37,717
Mphasis Ltd.	1,952	64,219
Muthoot Finance Ltd.	8,463	220,160
Natco Pharma Ltd.	1,768	23,889
Nippon Life India Asset Management Ltd., 144A	4,101	27,538
NMDC Ltd.	76,968	58,425
Oberoi Realty Ltd.	3,899	81,243
Oil & Natural Gas Corp. Ltd.	22,692	68,421
Page Industries Ltd.	249	128,386
Persistent Systems Ltd.	1,534	106,317
Power Finance Corp. Ltd.	22,871	110,888
Redington Ltd.	7,575	17,992
Reliance Industries Ltd.	13,842	201,441
Shriram Finance Ltd.	26,200	163,913
Siemens Ltd.	295	20,591

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
India (cont’d.)
Sun Pharmaceutical Industries Ltd.	15,752	$316,507
Tech Mahindra Ltd.	3,072	59,065
Torrent Pharmaceuticals Ltd.	1,740	65,567
Trent Ltd.	4,039	266,972
Triveni Turbine Ltd.	1,408	10,828
UTI Asset Management Co. Ltd.	2,254	26,982
Vedanta Ltd.	39,970	202,815
Wipro Ltd.	64,244	230,152
Zydus Lifesciences Ltd.	14,997	167,488
		6,394,305
Indonesia 2.0%
Alamtri Resources Indonesia Tbk PT	1,062,500	151,726
Astra International Tbk PT	457,400	134,400
Bank Central Asia Tbk PT	85,500	49,392
Bukit ASAm Tbk PT	59,800	9,860
Indo Tambangraya Megah Tbk PT	11,200	17,792
Indofood Sukses Makmur Tbk PT	420,900	202,703
Japfa Comfeed Indonesia Tbk PT	250,600	30,609
United Tractors Tbk PT	116,000	176,997
		773,479
Luxembourg 0.1%
Reinet Investments SCA	1,993	49,213
Malaysia 0.4%
AMMB Holdings Bhd	84,000	106,173
Axiata Group Bhd	33,600	16,697
Telekom Malaysia Bhd	33,100	48,872
		171,742
Mexico 1.1%
Banco del Bajio SA, 144A	42,800	98,273
Grupo Aeroportuario del Centro Norte SAB de CV	7,000	66,095
Grupo Financiero Banorte SAB de CV (Class O Stock)	1,100	7,636
Grupo Mexico SAB de CV (Class B Stock)	31,000	151,320
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	31,500	46,957
Promotora y Operadora de Infraestructura SAB de CV	7,815	72,730
		443,011

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Philippines 0.4%
Converge Information & Communications Technology Solutions, Inc.	65,000	$17,760
International Container Terminal Services, Inc.	7,070	42,215
Jollibee Foods Corp.	12,150	46,170
PLDT, Inc.	1,620	37,075
		143,220
Poland 1.5%
Bank Polska Kasa Opieki SA	2,728	107,014
LPP SA	9	36,313
Powszechna Kasa Oszczednosci Bank Polski SA	9,330	153,075
Powszechny Zaklad Ubezpieczen SA	15,059	184,648
Santander Bank Polska SA	821	101,915
		582,965
Qatar 0.6%
Ooredoo QPSC	66,354	235,456
Russia 0.0%
Inter RAO UES PJSC^	202,400	—
LUKOIL PJSC^	2,762	—
Magnit PJSC^	1,716	—
PhosAgro PJSC^	232	—
PhosAgro PJSC, GDR (XSTU)*^	4	—
PhosAgro PJSC, GDR (XLON)*^	2	—
Rosneft Oil Co. PJSC^	5,856	—
Sberbank of Russia PJSC^	55,364	—
Surgutneftegas PAO^	38,400	—
		—
Saudi Arabia 4.0%
Al Rajhi Bank	10,688	281,887
Arab National Bank	12,143	69,223
Elm Co.	184	57,146
Etihad Etisalat Co.	14,474	223,283
Jamjoom Pharmaceuticals Factory Co.	196	8,539
Jarir Marketing Co.	26,736	91,338
Nahdi Medical Co.	3,970	124,828
Riyad Bank	30,318	236,693
SABIC Agri-Nutrients Co.	312	9,565
SAL Saudi Logistics Services	810	59,101
Saudi Advanced Industries Co.	2,870	27,580

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Saudi Arabia (cont’d.)
Saudi Awwal Bank	21,553	$206,448
Saudi Telecom Co.	16,614	192,527
		1,588,158
South Africa 1.4%
FirstRand Ltd.	3,077	12,519
Gold Fields Ltd.	1,197	20,452
Harmony Gold Mining Co. Ltd.	22,048	250,852
Kumba Iron Ore Ltd.	3,546	73,652
Naspers Ltd. (Class N Stock)	297	62,617
Nedbank Group Ltd.	511	7,518
Old Mutual Ltd.	27,166	17,958
Pepkor Holdings Ltd., 144A	18,540	25,552
Sanlam Ltd.	7,680	33,483
Standard Bank Group Ltd.	3,560	41,500
		546,103
South Korea 10.7%
Binggrae Co. Ltd.*	390	19,632
BNK Financial Group, Inc.	1,751	14,596
Coway Co. Ltd.*	272	14,389
DB Insurance Co. Ltd.	451	30,008
Hana Financial Group, Inc.	4,079	168,832
Hankook Tire & Technology Co. Ltd.*	7,920	222,204
HD Hyundai Electric Co. Ltd.	276	77,115
HD Hyundai Heavy Industries Co. Ltd.*	96	20,418
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	470	74,496
HMM Co. Ltd.*	2,318	30,214
Hyundai Glovis Co. Ltd.	1,564	159,776
Hyundai Mobis Co. Ltd.	590	106,469
JB Financial Group Co. Ltd.	1,675	22,708
KB Financial Group, Inc.	5,408	338,818
Kia Corp.	4,304	300,324
Korea Electric Power Corp.*	7,296	105,298
Korea Investment Holdings Co. Ltd.*	842	45,787
Krafton, Inc.*	324	80,726
KT&G Corp.	2,899	219,842
LG Uplus Corp.	6,798	46,842
Meritz Financial Group, Inc.*	1,452	113,577
Mirae Asset Securities Co. Ltd.	2,144	12,363
NAVER Corp.*	1,020	151,049
Orion Corp.*	286	19,873
Orion Holdings Corp.*	888	9,248

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Samsung Electronics Co. Ltd.	17,308	$618,133
Samsung Life Insurance Co. Ltd.	1,954	119,235
Samsung Securities Co. Ltd.	1,304	40,675
Shinhan Financial Group Co. Ltd.	7,382	257,143
SK Hynix, Inc.	3,878	522,094
SK Telecom Co. Ltd.	2,725	103,766
Woori Financial Group, Inc.	14,464	159,135
		4,224,785
Taiwan 19.0%
Accton Technology Corp.	4,000	91,854
Asia Vital Components Co. Ltd.	4,000	67,348
Asustek Computer, Inc.	12,000	218,430
China Airlines Ltd.	118,000	92,724
Compal Electronics, Inc.	21,000	23,162
Delta Electronics, Inc.	18,000	234,541
Eclat Textile Co. Ltd.	2,000	31,864
Eva Airways Corp.	174,000	250,875
Evergreen Marine Corp. Taiwan Ltd.	24,000	148,868
Fubon Financial Holding Co. Ltd.	12,000	33,614
Hon Hai Precision Industry Co. Ltd.	89,000	475,228
International Games System Co. Ltd.	3,000	85,712
MediaTek, Inc.	11,000	476,378
Nien Made Enterprise Co. Ltd.	4,000	52,509
Pegatron Corp.	12,000	34,915
Pou Chen Corp.	105,000	116,448
Quanta Computer, Inc.	37,000	293,341
Realtek Semiconductor Corp.	10,000	164,709
Synnex Technology International Corp.	37,000	79,525
Taiwan Semiconductor Manufacturing Co. Ltd.	129,000	4,305,130
Wiwynn Corp.	1,000	65,922
Yang Ming Marine Transport Corp.	42,000	86,180
Yuanta Financial Holding Co. Ltd.	56,460	59,379
Zhen Ding Technology Holding Ltd.	9,000	32,237
		7,520,893
Thailand 1.4%
Central Pattana PCL	37,400	58,576
Charoen Pokphand Foods PCL	57,200	37,272
CP ALL PCL	54,000	83,134
Intouch Holdings PCL	12,600	36,298
Kasikornbank PCL	48,000	228,205
PTT Exploration & Production PCL	3,200	12,048

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Thailand (cont’d.)
PTT PCL	32,000	$29,855
SCB X PCL	19,000	70,403
		555,791
Turkey 1.5%
Akbank TAS	19,900	35,966
BIM Birlesik Magazalar A/S	6,114	93,797
Coca-Cola Icecek A/S	19,485	30,943
Pegasus Hava Tasimaciligi A/S*	5,580	36,430
Sok Marketler Ticaret A/S	45,396	49,234
Turkcell Iletisim Hizmetleri A/S	33,580	100,992
Turkiye Is Bankasi A/S (Class C Stock)	1	1
Turkiye Petrol Rafinerileri A/S	33,224	130,708
Yapi ve Kredi Bankasi A/S	151,859	129,941
		608,012
United Arab Emirates 1.9%
Abu Dhabi Islamic Bank PJSC	21,453	91,069
Dubai Islamic Bank PJSC	124,539	260,572
Emaar Properties PJSC	80,676	296,106
Emirates NBD Bank PJSC	20,616	117,019
		764,766
United Kingdom 0.1%
Anglogold Ashanti PLC	2,025	60,974
United States 0.6%
JBS SA	38,500	235,451

Total Common Stocks (cost $30,275,223)		37,629,403
Preferred Stocks 2.8%
Brazil 2.4%
Gerdau SA (PRFC)	65,694	193,123
Itau Unibanco Holding SA (PRFC)	59,300	343,276
Marcopolo SA (PRFC)	14,000	19,955
Petroleo Brasileiro SA (PRFC)	60,200	388,042
		944,396

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description		Shares		Value
Preferred Stocks (Continued)
Russia 0.0%
Surgutneftegas PAO (PRFC)^			38,200	$—
South Korea 0.4%
Hyundai Motor Co. (2nd PRFC)			200	22,757
Hyundai Motor Co. (PRFC)			128	14,109
Samsung Electronics Co. Ltd. (PRFC)			4,194	123,096
				159,962

Total Preferred Stocks (cost $1,077,923)				1,104,358

Total Long-Term Investments (cost $31,353,146)				38,733,761
Short-Term Investments 3.3%
Affiliated Mutual Funds 3.2%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(wb)	901,813	901,813
PGIM Institutional Money Market Fund (7-day effective yield 4.593%) (cost $379,366; includes $377,825 of cash collateral for securities on loan)(b)(wb)	379,589	379,362

Total Affiliated Mutual Funds (cost $1,281,179)				1,281,175

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $49,728)	4.216%	03/20/25	50	49,736

Total Short-Term Investments (cost $1,330,907)				1,330,911

TOTAL INVESTMENTS 101.2% (cost $32,684,053)				40,064,672
Liabilities in excess of other assets(z) (1.2)%				(494,330)

Net Assets 100.0%				$39,570,342

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
MSCI—Morgan Stanley Capital International
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
UTS—Unit Trust Security
XLON—London Stock Exchange
XSTU—Stuttgart Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $368,760; cash collateral of $377,825 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at January 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
18	Mini MSCI Emerging Markets Index	Mar. 2025	$981,360	$10,991
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).